Fair Value of Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assumptions Used in Computing Fair Value of Derivative Warrants

The following tables summarize the assumptions used in computing the fair value of derivative warrants subject to fair value accounting at the date of issue during the six months ended June 30, 2013 and 2012 and at June 30, 2013, April 5, 2013 (IPO valuation date) and December 31, 2012. In computing the fair value of the warrants, if the stated exercise price of the warrants exceeded the assumed value of the Company stock at the date the fair value was being computed, the exercise price and number of shares (if applicable) underlying the warrants were adjusted to reflect an assumed trigger of the price and/or share adjustment features related to the applicable warrants:

Debt Guarantee	Issued During the Six Months Ended June 30, 2012	As of June 30, 2013	As of April 5, 2013	As of December 31, 2012
Exercise Price	$42.50	$10.00	$13.56	$9.60
Expected life (years)	4.73	1.33	2.42	2.66
Expected volatility	80.47%	56.12%	66.37%	67.71%
Risk-free interest rate	0.90%	0.15%	0.32%	0.37%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

Series B	As of June 30, 2013	As of December 31, 2012
Exercise Price	$10.00	$9.60
Expected life (years)	2.42	2.92
Expected volatility	62.22%	61.44%
Risk-free interest rate	0.36%	0.36%
Expected dividend yield	0.00%	0.00%

Consulting	As of June 30, 2013	As of April 5, 2013	As of December 31, 2012
Exercise Price	$10.00	$10.00	$9.60
Expected life (years)	2.65	2.33	2.48
Expected volatility	60.70%	63.20%	63.29%
Risk-free interest rate	0.66%	0.27%	0.28%
Expected dividend yield	0.00%	0.00%	0.00%

	Issued During the Six Months Ended June 30,		Issued During the Three Months Ended June 30, 2012	As of June 30, 2013	As of April 5, 2013	As of December 31, 2012
Financing	2013	2012
Exercise Price	$13.34	$42.50	$42.50	$10.00	$13.21	$9.60
Expected life (years)	9.78	4.84	4.91	2.75	8.30	6.66
Expected volatility	74.70%	79.43%	79.52%	60.95%	73.22%	73.38%
Risk-free interest rate	1.95%	0.84%	0.89%	0.66%	1.44%	1.06%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The following tables summarize the assumptions used in computing the fair value of derivative warrants subject to fair value accounting at the date of issue during the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. In computing the fair value of the warrants, if the stated exercise price of the warrants exceeded the assumed value of the Company stock at the date the fair value was being computed, the exercise price and number of shares (if applicable) underlying the warrants were adjusted to reflect an assumed trigger of the price and/or share adjustment features related to the applicable warrants. Such adjustments were only applicable to 2012 due to the relative price of the warrants and the assumed Company stock price:

As of December 31,
2011
Series A
Exercise Price	$4.00
Expected life (years)	0.83
Expected volatility	64.13%
Risk-free interest rate	0.12%
Expected dividend yield	0.00%

	Issued During the Year Ended December 31,			As of December 31,
	2012	2011	2010	2012	2011
Debt Guarantee
Exercise Price	$9.60	$32.45	$25.00	$28.78	$25.85
Expected life (years)	4.66	5.00	5.42	2.66	3.26
Expected volatility	80.05%	77.35%	79.37%	67.71%	76.53%
Risk-free interest rate	0.82%	1.76%	1.60%	0.37%	0.51%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31, 2010	As of December 31,
		2012	2011
Series B
Exercise Price	$25.00	$9.60	$25.00
Expected life (years)	5.00	2.92	3.92
Expected volatility	80.22%	61.44%	81.59%
Risk-free interest rate	1.51%	0.36%	0.36%
Expected dividend yield	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31,		As of December 31,
	2011	2010	2012	2011
Consulting
Exercise Price	$25.00	$13.65	$9.60	$16.25
Expected life (years)	5.00	5.00	2.48	3.48
Expected volatility	78.45%	81.12%	63.29%	81.87%
Risk-free interest rate	2.07%	2.59%	0.28%	0.47%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31,		As of December 31,
	2012	2011	2012	2011
Financing
Exercise Price	$23.69	$32.25	$9.60	$32.25
Expected life (years)	6.81	5.01	6.66	4.56
Expected volatility	77.74%	78.45%	73.38%	79.40%
Risk-free interest rate	1.19%	1.59%	1.06%	0.83%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

Summary of Derivative Warrant Activity

The following table summarizes the derivative warrant activity subject to fair value accounting for the six months ended June 30, 2013:

Issued with/for	Fair value of warrants outstanding as of December 31, 2012	Fair value of warrants issued	Reclassification to equity in IPO	Change in fair value of warrants	Fair value of warrants outstanding as of June 30, 2013
Series B Preferred Stock	$230,000	$—	$—	$(12,000)	$218,000
Debt Guarantee	5,679,000	—	(2,514,000)	(3,129,000)	36,000
Consulting	147,000	—	(108,000)	(38,000)	1,000
Financing	6,493,000	268,000	(4,548,000)	(1,950,000)	263,000

	$12,549,000	$268,000	$(7,170,000)	$(5,129,000)	$518,000

The following table summarizes the derivative warrant activity subject to fair value accounting for the years ended December 31, 2012, 2011 and 2010:

	Issued with Series A Preferred Stock	Issued with Series B Preferred Stock	Issued For Debt Guarantee	Issued For Consulting	Issued For Financing	Total
Fair value of warrants outstanding as of January 1, 2010	$27,000	$—	$1,409,000	$—	$—	$1,436,000
Fair value of warrants issued	—	328,000	415,000	65,000	—	808,000
Change in fair value of warrants	36,000	(14,000)	1,969,000	35,000	—	2,026,000

Fair value of warrants outstanding as of December 31, 2010	63,000	314,000	3,793,000	100,000	—	4,270,000
Fair value of warrants issued	—	—	831,000	69,000	1,970,000	2,870,000
Warrants amended	—	—	(6,415,000)	—	—	(6,415,000)
Change in fair value of warrants	157,000	846,000	8,784,000	278,000	323,000	10,388,000

Fair value of warrants outstanding as of December 31, 2011	220,000	1,160,000	6,993,000	447,000	2,293,000	11,113,000
Fair value of warrants issued	—	—	1,583,000	—	4,961,000	6,544,000
Fair value of warrants exercised	(55,000)	—	—	—	—	(55,000)
Warrant restructuring	—	—	268,000	—	2,217,000	2,485,000
Change in fair value of warrants	(165,000)	(930,000)	(3,165,000)	(300,000)	(2,978,000)	(7,538,000)

Fair value of warrants outstanding as of December 31, 2012	$—	$230,000	$5,679,000	$147,000	$6,493,000	$12,549,000